Quarterly Report
January 31, 2023
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.6%
Asset-Backed & Securitized – 1.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$14,738,831	$835,721
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.96% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	6,662,500	6,272,297
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.296%, 7/15/2054 (i)	13,307,054	967,142
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.624%, 2/15/2054 (i)	8,088,861	734,858
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)	25,454,930	1,720,904
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)	15,475,243	944,867
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	20,996,696	1,515,821
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.283%, 8/15/2054 (i)	25,418,842	1,843,560
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.934% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	3,056,500	2,969,442
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.324%, 2/15/2054 (i)	19,527,594	1,472,554
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)	10,264,564	710,251
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.227%, 6/15/2054 (i)	12,924,964	820,313
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.1%, 10/15/2054 (i)	27,597,056	1,646,048
PFP III 2021-8 Ltd., “AS”, FLR, 5.704% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	3,622,500	3,411,051
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.547%, 8/15/2054 (i)	9,509,357	842,377
		$26,707,206
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,266,765
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$325,000	$308,542
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	402,000	379,113
		$687,655
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,448,768
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	751,969
		$3,200,737
Mortgage-Backed – 0.7%
Freddie Mac, 1.8%, 4/25/2030 (i)	$3,519,182	$375,707
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	627,505
Freddie Mac, 1.169%, 9/25/2030 (i)	3,529,812	257,063
Freddie Mac, 0.329%, 1/25/2031 (i)	29,806,263	597,955
Freddie Mac, 0.781%, 1/25/2031 (i)	11,388,256	592,491
Freddie Mac, 0.936%, 1/25/2031 (i)	8,529,316	516,254
Freddie Mac, 0.517%, 3/25/2031 (i)	36,417,520	1,183,584
Freddie Mac, 1.216%, 5/25/2031 (i)	4,421,663	355,802
Freddie Mac, 0.938%, 7/25/2031 (i)	7,521,262	486,042
Freddie Mac, 0.536%, 9/25/2031 (i)	32,486,236	1,246,676
Freddie Mac, 0.855%, 9/25/2031 (i)	9,783,880	578,519
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	1,288,750
Freddie Mac, 0.498%, 12/25/2031 (i)	50,485,813	1,805,342
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	328,605
		$10,240,295
Municipals – 1.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,310,000	$1,290,436
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	500,582
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	368,640
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	825,000	777,399
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	2,690,000	2,501,538
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	7,720,000	7,077,650
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	2,792,663	2,605,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	$619,743	$593,293
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	681,256
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,075,760
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,020,000	973,032
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	772,914
		$20,218,008
U.S. Treasury Inflation Protected Securities – 95.2%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$41,348,692	$41,535,515
U.S. Treasury Bonds, 2%, 1/15/2026	81,908,862	82,403,195
U.S. Treasury Bonds, 1.75%, 1/15/2028	17,602,918	17,894,638
U.S. Treasury Bonds, 3.625%, 4/15/2028	52,015,776	57,656,237
U.S. Treasury Bonds, 0.75%, 2/15/2042	97,209,998	84,864,139
U.S. Treasury Bonds, 0.625%, 2/15/2043	36,408,703	30,757,177
U.S. Treasury Bonds, 0.75%, 2/15/2045	47,866,148	40,779,247
U.S. Treasury Bonds, 1%, 2/15/2048	20,753,143	18,392,271
U.S. Treasury Bonds, 0.25%, 2/15/2050	10,608,023	7,652,694
U.S. Treasury Bonds, 0.125%, 2/15/2051	28,627,523	19,750,754
U.S. Treasury Bonds, 0.125%, 2/15/2052	30,051,826	20,718,151
U.S. Treasury Notes, 0.625%, 1/15/2024	73,860,457	72,414,023
U.S. Treasury Notes, 0.25%, 1/15/2025 (f)	199,035,192	192,002,875
U.S. Treasury Notes, 0.375%, 7/15/2025	66,797,323	64,610,102
U.S. Treasury Notes, 0.625%, 1/15/2026	128,767,375	124,558,962
U.S. Treasury Notes, 0.375%, 1/15/2027	38,080,549	36,386,262
U.S. Treasury Notes, 0.375%, 7/15/2027	86,089,758	82,378,819
U.S. Treasury Notes, 0.5%, 1/15/2028	22,812,373	21,831,263
U.S. Treasury Notes, 0.875%, 1/15/2029	122,022,387	118,746,610
U.S. Treasury Notes, 0.125%, 7/15/2030	101,630,529	93,408,778
U.S. Treasury Notes, 0.125%, 1/15/2031	137,128,210	125,126,813
U.S. Treasury Notes, 0.125%, 1/15/2032	108,471,980	97,935,156
		$1,451,803,681
Utilities - Electric Power – 0.3%
Pacific Gas & Electric Co., 3.25%, 2/16/2024	$4,253,000	$4,174,503
Total Bonds		$1,518,298,850
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.29% (v)	3,344,054	$3,344,388

Other Assets, Less Liabilities – 0.2%		3,085,204
Net Assets – 100.0%		$1,524,728,442
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,344,388 and $1,518,298,850, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,652,790, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	361	$41,340,141	March – 2023	$(143,216)
U.S. Treasury Note 5 yr	Long	USD	724	79,091,344	March – 2023	(215,012)
						$(358,228)
At January 31, 2023, the fund had liquid securities with an aggregate value of $688,718 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,451,803,681	$—	$1,451,803,681
Municipal Bonds	—	20,218,008	—	20,218,008
U.S. Corporate Bonds	—	9,329,660	—	9,329,660
Residential Mortgage-Backed Securities	—	10,240,295	—	10,240,295
Commercial Mortgage-Backed Securities	—	23,737,764	—	23,737,764
Asset-Backed Securities (including CDOs)	—	2,969,442	—	2,969,442
Mutual Funds	3,344,388	—	—	3,344,388
Total	$3,344,388	$1,518,298,850	$—	$1,521,643,238
Other Financial Instruments
Futures Contracts – Liabilities	$(358,228)	$—	$—	$(358,228)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,750,415	$63,494,329	$61,898,635	$(2,059)	$338	$3,344,388
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,616	$—